UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2012
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               04/25/2012
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  71
                                                 --------------------

Form 13F Information Table Value Total:               138,073
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1909    21400 SH       Sole                    21400
Abbott Labs                    COM              002824100     3824    62400 SH       Sole                    62400
Advance Auto Parts             COM              00751Y106     2400    27100 SH       Sole                    27100
Ameren Corp                    COM              023608102     1543    47375 SH       Sole                    47375
American Electric Power        COM              025537101     1329    34445 SH       Sole                    34445
American Express               COM              025816109      694    12000 SH       Sole                    12000
Apache Corp                    COM              037411105      249     2480 SH       Sole                     2480
Archer - Daniels               COM              039483102     1653    52200 SH       Sole                    52200
BP p.l.c                       COM              055622104     2907    64600 SH       Sole                    64600
Best Buy Co.                   COM              086516101      989    41750 SH       Sole                    41750
CVS Caremark                   COM              126650100     4239    94630 SH       Sole                    94630
Cameron International          COM              13342b105     1246    23580 SH       Sole                    23580
Cardinal Health                COM              14149y108     2370    54975 SH       Sole                    54975
ChevronTexaco Corp             COM              166764100     4308    40180 SH       Sole                    40180
Chicago Bridge & Iron          COM              167250109     1352    31300 SH       Sole                    31300
Cisco Systems Inc              COM              17275r102     4653   220020 SH       Sole                   220020
Danaher Corp                   COM              235851102     1058    18900 SH       Sole                    18900
Deere & Co.                    COM              244199105     2844    35150 SH       Sole                    35150
ENSCO Intl                     COM              29358q109     6341   119800 SH       Sole                   119800
Eaton Corp                     COM              278058102      208     4180 SH       Sole                     4180
Exelon Corp                    COM              30161n101     1851    47200 SH       Sole                    47200
FedEx                          COM              31428x106     2809    30550 SH       Sole                    30550
FirstEnergy Corp               COM              337932107      223     4900 SH       Sole                     4900
Gardner Denver                 COM              365558105     3951    62700 SH       Sole                    62700
General Electric               COM              369604103      694    34565 SH       Sole                    34565
Goldman Sachs                  COM              38141g104     1424    11450 SH       Sole                    11450
Halliburton Co                 COM              406216101      810    24400 SH       Sole                    24400
Hess Corp                      COM              42809h107     2227    37775 SH       Sole                    37775
Hewlett - Packard              COM              428236103     1625    68200 SH       Sole                    68200
Int'l Business Mach.           COM              459200101     4941    23680 SH       Sole                    23680
Intel Corp.                    COM              458140100     1708    60760 SH       Sole                    60760
J.P. Morgan Chase              COM              46625H100     4621   100500 SH       Sole                   100500
Johnson & Johnson              COM              478160104     3559    53955 SH       Sole                    53955
L-3 Communications             COM              502424104     2120    29950 SH       Sole                    29950
Lowe's Companies               COM              548661107      262     8350 SH       Sole                     8350
Marathon Oil                   COM              565849106     2650    83600 SH       Sole                    83600
Marathon Petroleum             COM              56585a102      759    17500 SH       Sole                    17500
Medco Health                   COM              58405U102      278     3950 SH       Sole                     3950
Metlife Inc                    COM              59156r108     1733    46400 SH       Sole                    46400
Microsoft                      COM              594918104     5470   169600 SH       Sole                   169600
Morgan Stanley                 COM              617446448     1355    69000 SH       Sole                    69000
Mountain West Finl             COM              62450b100      355    59200 SH       Sole                    59200
Newmont Mining                 COM              651639106     5929   115650 SH       Sole                   115650
Noble Corp                     COM              h5833n103      375    10000 SH       Sole                    10000
Oracle Systems                 COM              68389X105     3221   110450 SH       Sole                   110450
Pepco Holdings                 COM              713291102     1563    82750 SH       Sole                    82750
Pepsico Inc.                   COM              713448108     3494    52655 SH       Sole                    52655
Procter & Gamble               COM              742718109     2603    38735 SH       Sole                    38735
Raytheon Company               COM              755111507     1243    23550 SH       Sole                    23550
SPDR Trust                     COM              78462f103     2021    14352 SH       Sole                    14352
Scana Corp                     COM              80589m102     1474    32310 SH       Sole                    32310
Schlumberger Ltd               COM              806857108     2839    40600 SH       Sole                    40600
State Street Corp              COM              857477103     3304    72620 SH       Sole                    72620
Supervalu                      COM              868536103      171    30000 SH       Sole                    30000
TJX Companies Inc              COM              872540109      238     6000 SH       Sole                     6000
Target Corp                    COM              87612e106     2592    44490 SH       Sole                    44490
Transocean Ltd                 COM              040674667      213     3900 SH       Sole                     3900
Verizon Comm.                  COM              92343v104      229     6000 SH       Sole                     6000
Wells Fargo                    COM              949746101     1886    55250 SH       Sole                    55250
Zimmer Holdings                COM              98956P102     3535    55000 SH       Sole                    55000
Vanguard REIT ETF              COM              922908553      636    10000 SH       Sole                    10000
Bank of NY 6.875%              PRD              09656g201     1403    53500 SH       Sole                    53500
FPC Capital I 7.10%            PRD              302552203      646    25300 SH       Sole                    25300
Harris Pref 7.375%             PRD              414567206     1290    50700 SH       Sole                    50700
JP Morgan X 7.0%               PRD              46623d200     1201    47200 SH       Sole                    47200
Merrill IV 7.12%               PRD              59021g204     1229    49750 SH       Sole                    49750
Merrill V 7.28%                PRD              59021k205      522    21000 SH       Sole                    21000
Morgan Stanley VI 6.60%        PRD              617461207      248    10000 SH       Sole                    10000
Ryl Bk Scotland 7.25%          PRD              780097879     1345    60577 SH       Sole                    60577
US Bank XI 6.60%               PRD              903300200      793    31500 SH       Sole                    31500
Wachovia IV 6.375%             PRD              92978u207      284    11300 SH       Sole                    11300